INTANGIBLE ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domain name, trademark and online video license USD ($)	Dec. 31, 2012 Domain name, trademark and online video license CNY	Dec. 31, 2012 Licensed copyrights USD ($)	Dec. 31, 2012 Licensed copyrights CNY	Dec. 31, 2011 Licensed copyrights CNY	Dec. 31, 2012 Advertising license USD ($)	Dec. 31, 2012 Advertising license CNY	Dec. 31, 2011 Advertising license CNY	Dec. 31, 2012 Technology USD ($)	Dec. 31, 2012 Technology CNY	Dec. 31, 2012 Non-compete agreement USD ($)	Dec. 31, 2012 Non-compete agreement CNY	Dec. 31, 2012 Customer relationships USD ($)	Dec. 31, 2012 Customer relationships CNY	Dec. 31, 2012 User generated content USD ($)	Dec. 31, 2012 User generated content CNY	Dec. 31, 2012 Content produced CNY
INTANGIBLE ASSETS, NET
Gross carrying value, Current portion								38,151	32,326
Accumulated amortization, Current portion								(18,544)	(16,248)
Net carrying value, Current portion	3,147	19,607	16,078				3,147	19,607	16,078
Gross carrying value, Non-current portion		913,273	348,076					771,733	346,566		1,510	1,510		27,900		8,200		41,530		62,300	100
Accumulated amortization, Non-current portion		(453,650)	(136,098)					(421,063)	(136,027)		(130)	(71)		(1,976)		(968)		(2,941)		(26,472)	(100)
Net carrying value, Non-current portion	73,775	459,623	211,978				56,286	350,670	210,539	222	1,380	1,439	4,161	25,924	1,161	7,232	6,194	38,589	5,751	35,828
Indefinite intangible assets, net carrying value					135,680	845,300
Gross carrying value		1,758,573
Net carrying value	209,455	1,304,923	211,978
Amortization expense	64,597	402,445	161,553	44,530
Estimated amortization expense
Within 1 year	51,284	319,504
Between 1 and 2 years	16,431	102,366
Between 2 and 3 years	5,215	32,487
Between 3 and 4 years	2,301	14,334
Between 4 and 5 years	$ 1,481	9,225